Property and Equipment, Net - Summary of Property and Equipment for Capital Leased Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total	$ 17,909	$ 12,415	$ 722
Less: accumulated amortization on leased assets	(4,771)	(1,283)	0
Capital Leased Assets, net	13,138	11,132	722
Equipment
Property Plant And Equipment [Line Items]
Total	13,393	8,590	722
Vehicles
Property Plant And Equipment [Line Items]
Total	$ 4,516	$ 3,825	$ 0